LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

6.	LOSS PER SHARE

Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net loss per share for the six months ended June 30, 2024 and 2025 are as follows:

	Six months ended June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Loss for the period attributable to owners of the Company	(122)	(1,274)	(178)

Weighted average number of ordinary shares for basic and diluted loss per share*	1,256,388	1,256,388	1,256,388

Loss per share:
Basic and diluted *	(0.10)	(1.01)	(0.14)

For the period ended June 30, 2024 and 2025, the effects of the outstanding warrants and share options were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts for the periods presented.

* On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination.